Share Capital - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (106,964)	$ (15,509)	¥ (140,584)	¥ (225,075)
Net loss attributable to common shareholders	(106,964)	(15,509)	(140,584)	(225,075)
Class A Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	(84,032)	(12,184)	(110,258)	(175,650)
Net loss attributable to common shareholders	¥ (84,032)	$ (12,184)	¥ (110,258)	¥ (175,650)
Denominator:
Weighted average number of shares used in calculating basic loss per share	62,296,172	62,296,172	61,809,501	60,415,978
Weighted average number of shares used in calculating diluted loss per share	62,296,172	62,296,172	61,809,501	60,415,978
Earnings Per Share, Basic | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Earnings Per Share, Diluted | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Class B Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (22,932)	$ (3,325)	¥ (30,326)	¥ (49,425)
Net loss attributable to common shareholders	¥ (22,932)	$ (3,325)	¥ (30,326)	¥ (49,425)
Denominator:
Weighted average number of shares used in calculating basic loss per share	17,000,189	17,000,189	17,000,189	17,000,189
Weighted average number of shares used in calculating diluted loss per share	17,000,189	17,000,189	17,000,189	17,000,189
Earnings Per Share, Basic | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)
Earnings Per Share, Diluted | (per share)	¥ (1.35)	$ (0.2)	¥ (1.78)	¥ (2.91)